[SHIP LOGO VANGUARD /(R)/]

February 23, 2007




Division of Investment Management
U.S. Securities and Exchange Commission          via electronic filing
100 F Street, N.E.
Washington, DC 20549


RE:  VANGUARD WHITEHALL FUNDS (THE TRUST)
     FILE NO.  33-64845
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Commissioners:

Transmitted herewith pursuant to Rule 497 (j) under the Securities Act of 1933 is certification that the Prospectus and Statement of Additional Information with respect to the above referenced Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically.


Sincerely,



Sincerely,




Lisa L. Matson
Associate Counsel

cc: Christian Sandoe, Esq,
    Division of Investment Management
    U.S. Securities and Exchange Commission